OPPENHEIMER QUEST BALANCED VALUE FUND
                    Supplement dated November 15, 1999 to the
                       Prospectus dated February 19, 1999

The Prospectus is supplemented as follows:

         OpCap Advisors is the Sub-Advisor to the Fund pursuant to a Sub-Advisory Agreement with the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"). The Sub-Advisor is a majority-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is an indirect wholly-owned subsidiary of PIMCO Advisors L.P. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. On October 31, 1999, PIMCO Advisors, PIMCO Advisors Holdings and Allianz AG announced that they had entered into an agreement in which Allianz will acquire majority ownership of PIMCO Advisors and its subsidiaries, including Oppenheimer Capital and OpCap Advisors. That transaction is currently expected to be completed by the end of the first quarter of 2000. Allianz is the world's second largest insurance company and a leading provider of financial services with current assets under management of more that $390 billion.

         Under the Investment Company Act, the acquisition of PIMCO Advisors and its subsidiaries by Allianz could be deemed to be an "assignment" of the Sub-Advisory Agreement between OpCap Advisors and the Manager. In that case, approval of the Fund's shareholders is needed to continue the Sub-Advisory Agreement. The Fund expects to advise shareholders about a shareholder meeting for such purpose in the near future. The consummation of the Allianz acquisition of PIMCO Advisors would be subject to the Fund's shareholders approving the continuation of the Sub-Advisory Agreement along with approval by shareholders of other funds having similar sub-advisory arrangements between OpCap Advisors and the Manager. Other customary closing conditions and regulatory consents are also required.

         Allianz currently has certain affiliates, including Dresdner Bank AG, Deutsche Bank AG, Munich Re, and Hypo Vereinsbank. Those entities, as well as certain broker-dealers controlled by or affiliated with those entities, such as Bankers Trust Company and BT Alex Brown, Inc., would be considered affiliated brokers of the Sub-Advisor after the Allianz transaction. The Investment Company Act places restrictions on transactions by a Fund and affiliated brokers. Once the Allianz transaction is consummated, the Fund would generally be precluded from effecting principal transactions with these affiliated brokers unless the Fund obtains exemptive relief from the SEC. Its ability to purchase securities underwritten by an affiliated broker or to use the affiliated brokers for agency transactions would be subject to restrictions. The Sub-Advisor has advised the Fund and the Manager that it does not believe that the restrictions on transactions with the affiliated brokers described above will have a material negative effect on its ability to provide services to the Fund, the Fund's ability to take advantage of investment opportunities, or on the Fund's overall performance.

         This Prospectus will be further supplemented if the Allianz transaction does not occur substantially as described above.



November 15, 1999                                             ps0257.001

                     OPPENHEIMER QUEST SMALL CAP VALUE FUND
                    Supplement dated November 15, 1999 to the
                       Prospectus dated February 19, 1999

The Prospectus is supplemented as follows:

         OpCap Advisors is the Sub-Advisor to the Fund pursuant to a Sub-Advisory Agreement with the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"). The Sub-Advisor is a majority-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is an indirect wholly-owned subsidiary of PIMCO Advisors L.P. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. On October 31, 1999, PIMCO Advisors, PIMCO Advisors Holdings and Allianz AG announced that they had entered into an agreement in which Allianz will acquire majority ownership of PIMCO Advisors and its subsidiaries, including Oppenheimer Capital and OpCap Advisors. That transaction is currently expected to be completed by the end of the first quarter of 2000. Allianz is the world's second largest insurance company and a leading provider of financial services with current assets under management of more that $390 billion.

         Under the Investment Company Act, the acquisition of PIMCO Advisors and its subsidiaries by Allianz could be deemed to be an "assignment" of the Sub-Advisory Agreement between OpCap Advisors and the Manager. In that case, approval of the Fund's shareholders is needed to continue the Sub-Advisory Agreement. The Fund expects to advise shareholders about a shareholder meeting for such purpose in the near future. The consummation of the Allianz acquisition is subject to customary closing conditions and regulatory and client consents.

         Allianz currently has certain affiliates, including Dresdner Bank AG, Deutsche Bank AG, Munich Re, and Hypo Vereinsbank. Those entities, as well as certain broker-dealers controlled by or affiliated with those entities, such as Bankers Trust Company and BT Alex Brown, Inc., would be considered affiliated brokers of the Sub-Advisor after the Allianz transaction. The Investment Company Act places restrictions on transactions by a Fund and affiliated brokers. Once the Allianz transaction is consummated, the Fund would generally be precluded from effecting principal transactions with these affiliated brokers unless the Fund obtains exemptive relief from the SEC. Its ability to purchase securities underwritten by an affiliated broker or to use the affiliated brokers for agency transactions would be subject to restrictions. The Sub-Advisor has advised the Fund and the Manager that it does not believe that the restrictions on transactions with the affiliated brokers described above will have a material negative effect on its ability to provide services to the Fund, the Fund's ability to take advantage of investment opportunities, or on the Fund's overall performance.

         This Prospectus will be further supplemented if the Allianz transaction does not occur substantially as described above.






November 15, 1999                                                      ps251.001

                    OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                    Supplement dated November 15, 1999 to the
                       Prospectus dated February 19, 1999

The Prospectus is supplemented as follows:

         OpCap Advisors is the Sub-Advisor to the Fund pursuant to a Sub-Advisory Agreement with the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"). The Sub-Advisor is a majority-owned subsidiary of Oppenheimer Capital. Oppenheimer Capital is an indirect wholly-owned subsidiary of PIMCO Advisors L.P. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. On October 31, 1999, PIMCO Advisors, PIMCO Advisors Holdings and Allianz AG announced that they had entered into an agreement in which Allianz will acquire majority ownership of PIMCO Advisors and its subsidiaries, including Oppenheimer Capital and OpCap Advisors. That transaction is currently expected to be completed by the end of the first quarter of 2000. Allianz is the world's second largest insurance company and a leading provider of financial services with current assets under management of more that $390 billion.

         Under the Investment Company Act, the acquisition of PIMCO Advisors and its subsidiaries by Allianz could be deemed to be an "assignment" of the Sub-Advisory Agreement between OpCap Advisors and the Manager. In that case, approval of the Fund's shareholders is needed to continue the Sub-Advisory Agreement. The Fund expects to advise shareholders about a shareholder meeting for such purpose in the near future. The consummation of the Allianz acquisition is subject to customary closing conditions and regulatory and client consents.

         Allianz currently has certain affiliates, including Dresdner Bank AG, Deutsche Bank AG, Munich Re, and Hypo Vereinsbank. Those entities, as well as certain broker-dealers controlled by or affiliated with those entities, such as Bankers Trust Company and BT Alex Brown, Inc., would be considered affiliated brokers of the Sub-Advisor after the Allianz transaction. The Investment Company Act places restrictions on transactions by a Fund and affiliated brokers. Once the Allianz transaction is consummated, the Fund would generally be precluded from effecting principal transactions with these affiliated brokers unless the Fund obtains exemptive relief from the SEC. Its ability to purchase securities underwritten by an affiliated broker or to use the affiliated brokers for agency transactions would be subject to restrictions. The Sub-Advisor has advised the Fund and the Manager that it does not believe that the restrictions on transactions with the affiliated brokers described above will have a material negative effect on its ability to provide services to the Fund, the Fund's ability to take advantage of investment opportunities, or on the Fund's overall performance.

         This Prospectus will be further supplemented if the Allianz transaction does not occur substantially as described above.
















November 15, 1999                                             ps0236.001